SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2024
SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS
Schedule of significant agreements

Contracting parties	Period of agreement	Significant part of the agreement
Telkomsel and PT Phincon	September 12, 2019 - September 12, 2027	Development and Rollout Agreement ("DRA") and Technical Support Agreement ("TSA") Customer Relationship Management ("CRM") Solution System Integrator
Telkomsel, PT Ericsson Indonesia, PT Huawei Tech Investment, and PT ZTE Indonesia	February 1, 2021 - January 31, 2027	Procurement Agreement for Radio Ultimate Solution ("ROA") and TSA
Telkomsel and PT Sempurna Global Pratama	September 1, 2021 - August 31, 2024*	Procurement Agreement of Next Generation of Gateway GPRS Support Node ("GGSN") (Virtualized EPC)
Telkomsat and Thales Alenia Space France ("TAS")	October 28, 2021 - October 27, 2037	Procurement and Installation Agreement of HTS 113BT Satellite System
Telkomsel and PT Ericsson Indonesia	February 13, 2022 - February 12, 2025	Procurement Agreement for CS Core Solution ROA and TSA
Telkomsel and PT Lintas Teknologi Indonesia	February 13, 2022 - February 12, 2025	Procurement Agreement for CS Core Solution ROA and TSA
Telkomsel and PT Huawei Tech Investment	March 24, 2022 - March 24, 2025	Procurement Agreement for GGSN
Telkomsat and Space Exploration Technologies Corporation ("SpaceX")	April 19, 2022 - June 30, 2025	Procurement Agreement for Launch Service of HTS 113BT Satellite
TDI and PT Nusacipta Indonesia	July 1, 2024 - June 12, 2025	Pilling and Cut and Fill for Bromo Project
Telkomsel, PT Lintas Teknologi Indonesia, and PT Ericsson Indonesia	September 1, 2024 – August 31, 2027	Procurement Agreement of Next Generation of Gateway GPRS Support Node ("GGSN") (Virtualized EPC)
Telkomsel, Amdocs Software Solutions Limited Liability Company, and PT Application Solutions	October 8, 2024 - October 7, 2029	Agreement Online Charging System (“OCS”) and Service Control Points (“SCP”) System Solution Development
Telkomsel and PT Application Solutions	October 8, 2024 - October 7, 2029	TSA for OCS and SCP
TDE and PT ZTE Indonesia	October 14, 2024 - October 14, 2027	Contract Agreement of General Contractor (GC) for Delta Project Level-2 Fit Out Works
The Company and PT Master System Infotama	December 9, 2024 - June 6, 2025	Agreement Procurement and Installation for Expand IP Backbone Platform Cisco
The Company and PT ZTE Indonesia	December 12, 2024 - September 25, 2025	Agreement Procurement and Installation for OTN Metro (OTM) Future State Architecture (FSA) - Platform ZTE
The Company and PT Lintas Teknologi Indonesia	December 13, 2024 - June 28, 2025	Agreement Procurement and Installation for OTN Metro (OTM) Future State Architecture (FSA) - Platform Nokia
The Company and PT Packet Systems Indonesia	December 18, 2024 - July 28, 2025	Agreement Procurement and Installation for OTN Metro (OTM) Future State Architecture (FSA) - Platform Huawei
The Company and PT Datacomm Diangraha	December 27, 2024 - June 28, 2025	Procurement and Installation for Multi Service Aggregation (MSA) Platform Nokia
The Company and PT Huawei Tech Investment	December 31, 2024 - June 28, 2025	Agreement Procurement and Installation for Expand MSA, WAG, BNG, and PCEF Wifi Platform Huawei

* As of the authorization date of these consolidated financial statements, Telkomsel is actively engaged in the process of extending the agreement with PT Sempurna Global Pertama

Schedule of borrowings and other credit facilities

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	500	March 14, 2026	Rp	10
BNI	500	March 31, 2025	Rp	49
Bank Mandiri	500	June 21, 2025	Rp	180
Total	1,500			239

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	1,000	September 25, 2028	Rp	618
BNI	2,100	December 11, 2025	Rp	1,459
Total	3,100			2,077